Litigations	6 Months Ended
Jun. 30, 2020
Litigations
Litigations

21.Litigations

a) Provision for litigations

Vale is party to labor, civil, tax and other ongoing lawsuits, at administrative and court levels. Provisions for losses resulting from lawsuits are estimated and updated by the Company, based on analysis from the Company’s legal consultants.

Changes in provision for litigations are as follows:

				Environmental	Total of
	Tax litigation	Civil litigation	Labor litigation	litigation	litigation provision
Balance at December 31, 2019	696	300	455	11	1,462
Additions and reversals, net	19	28	14	2	63
Payments	(10)	(11)	(34)	—	(55)
Indexation and interest	13	16	13	—	42
Translation adjustment	(168)	(77)	(120)	(3)	(368)
Balance at June 30, 2020	550	256	328	10	1,144

				Environmental	Total of
	Tax litigation	Civil litigation	Labor litigation	litigation	litigation provision
Balance at December 31, 2018	729	166	459	3	1,357
Additions and reversals, net (ii)	—	171	63	6	240
Payments	(14)	(36)	(72)	(1)	(123)
Indexation and interest	(2)	20	15	2	35
Translation adjustment	12	(1)	5	—	16
Balance at June 30, 2019	725	320	470	10	1,525
(i)	Includes amounts regarding to social security claims that were classified as labor claims.
(ii)	Includes the change in the expected outcome of probable loss of the lawsuit related to the accident of ship loaders, at the Praia Mole maritime terminal, in Espírito Santo.

b) Contingent liabilities

The Company has contingent liabilities where claims are debated in both administrative and judicial claims and whose expected loss is classified as possible, and for which are not recognized by the Company.

Based in the legal opinions, the presentation of the litigations classified with expected loss as possible are presented as follow:

	June 30, 2020	December 31, 2019
Tax litigations	6,890	8,395
Civil litigations	1,215	1,518
Labor litigations	511	773
Environmental litigations	827	1,094
Brumadinho event	130	158
Total	9,573	11,938

i - Tax litigations - The most relevant tax and social security contingent liabilities are associated with proceedings related to the collection of: (i) corporate income tax (“IRPJ”) and social contributions on the net income (“CSLL”), (ii) PIS and COFINS tax credits, (iii) value added tax on the services and circulation of goods (“ICMS”), (iv) the mining royalty known as CFEM (Compensação Financeira pela Exploração de Recursos Minerais). The increase in the contingent liability for the six-month period ended June 30, 2020 is mainly due to new proceedings related to CFEM, ICMS and PIS, associated with the changes on the stage of the proceedings and monetary updates of the judicial claims under discussion.

ii - Civil litigations - Most of these lawsuits have been filed by suppliers under the argument of contractual imbalance and non-compliance, thus seeking compensation for alleged losses, payments and contractual fines. In addition, there are also land-based lawsuits regarding Vale's operational properties.

iii - Labor litigations - Represents individual claims by in-house employees and service providers, primarily involving demands for additional compensation for overtime work, moral damages or health and safety conditions.

iv - Environmental litigations - The most significant claims concern alleged environmental damages and issues related to environmental licensing.

c)Judicial deposits

In addition to the provisions and contingent liabilities, the Company is required, by law, to make judicial deposits to secure a potential adverse outcome of certain lawsuits. These court-ordered deposits are monetarily adjusted and reported as non-current assets until a judicial decision to draw the deposit occurs.

	June 30, 2020	December 31, 2019
Tax litigations	934	1,278
Civil litigations	73	86
Labor litigations	168	246
Environmental litigations	45	41
Brumadinho event (note 3)	850	1,482
Total	2,070	3,133

In addition to the above-mentioned tax, civil, labor and environmental judicial deposits, the Company contracted US$1.8 billion (R$10 billion) in guarantees for its lawsuits, as an alternative to judicial deposits. For the Brumadinho event, the Company contracted guarantees in the amount of US$1 billion (R$5.7 billion) which were presented in court according to agreements with Treasury Court of Minas Gerais and Public Prosecutor's Office.

d) Contingencies related to Samarco accident

(i) Public civil claim filed by the Federal Government and others and Public civil claim filed by Federal Prosecution Office (“MPF”)

In 2016, the federal government, the Brazilian states of Espírito Santo and Minas Gerais and other governmental authorities have initiated a public civil lawsuit against Samarco and its shareholders, with an estimated value indicated by the plaintiffs of US$3.7 billion (R$20.2 billion). In the same year, MPF filed a public civil action against Samarco and its shareholders and presented several claims, including: (i) the adoption of measures for mitigating the social, economic and environmental impacts resulting from the dam failure and other emergency measures; (ii) the payment of compensation to the community; and (iii) payments for the collective moral damage. The action value indicated by MPF is US$28.3 billion (R$155 billion).

In June 2018, the parties entered into an agreement (“Term of Adjustment of Conduct”), which extinguished (i) the public civil claim of US$3.7 billion (R$20.2 billion) filed by the Federal Government and others; and (ii) part of the claims included in the public civil claim of US$28.3 billion (R$155 billion) filed by MPF. The agreement also established a possible renegotiation of Renova Foundation's reparation programs upon the completion of studies carried by specialist engaged by the Public Prosecutor's Office in this process. These negotiations are ongoing and the conclusion is expected to occur by the end of this year.

In September 2019, the Court approved the list of entities selected by the community to provide it with technical assistance to assure its participation on the debates regarding the measures to be adopted to mitigate the impacts, in accordance with to the referred agreement.

In January 2020, the Court issued an order for the Brazilian Mining Authority (“ANM”) ratifying the injunction issued on the public civil actions, filed by the Brazilian Federal Government and others, and determining the immediate revocation of the restrictions on Vale's mining concessions.

In January 2020, the Court also determined the commencement of 10 specific proceedings to address the controverted and pending items related to settlement agreements, signed by the parties (TTAC and TacGov), according to some aspects from the referred agreements (the “Priority Topics”). The Court has been establishing specific obligations in each of the Priority Topics for public authorities, Renova Foundation, Vale, Samarco and BHP Brasil with the purpose of overcoming any pending and controversial for each of the Priority Topics.

(ii) United States class action lawsuits

In March 2017, holders of bonds issued by Samarco Mineração S.A., filed a class action suit in the Federal Court in New York against Samarco Mineração S.A., Vale, BHP Billiton Limited, BHP Billiton PLC and BHP Brasil Ltda. under U.S. federal securities laws. The plaintiffs alleged that Vale S.A. made false and misleading statements or did not make disclosures concerning the risks and threats of Samarco's Fundão dam operation and on the adequacy of programs and related procedures.

In June 2019, the Court issued a decision and order dismissing with prejudice the putative federal securities class action. In December 2019 the plaintiffs filed a Notice of Appeal to the Court of Appeals. On March 10, 2020, the plaintiff filed its opening appeal brief. In June 8, 2020, Vale has filed the opposition to Safra’s Appeal and they have filed their reply. The New York State Court of Appeals should rule the case during 2020. Based on the assessment of the Company´s legal consultants, Vale has good arguments to oppose the appeal.

(iii) Class action lawsuits related to Vale’s American Depositary Receipts

Vale and some of its Executive Officers were named as defendants in a class action filed with the Federal Court in New York, which was raised by holders of Vale’s ADRs under U.S. federal securities laws. The suit was brought as a putative class action on behalf of holders of Vale’s ADRs, alleging violations of the U.S. Federal Securities laws on the basis of alleged false and misleading statements or omissions concerning the risks of Samarco’s Fundão dam operation and the adequacy of the related programs and procedures.

On March 23, 2017 the judge issued a decision rejecting a significant portion of the claims against Vale and individual defendants, determining the prosecution of the action with respect to more limited claims. The portion of plaintiffs' case that remains is related to certain statements about procedures, policies and risk mitigation plans contained in Vale S.A.'s sustainability reports in 2013 and 2014, and certain statements regarding to the responsibility of Vale S.A. for the Fundão dam failure made in a conference call in November 2015.

Upon the Court's determination, the parties submitted, on February 7, 2020, a settlement proposal whereby the defendants agreed to pay the amount of US$25 for closing the case and, in a public hearing held on June 10, 2020, the final agreement was approved by the Court. The agreement amount was recognized in the Company’s income statement within “Result from interests and other results in associates and joint ventures”.

(iv) Criminal lawsuit

In 2016, the MPF brought a criminal lawsuit against Samarco and its shareholders, VogBr Recursos Hídricos e Geotecnia Ltda. and 22 individuals for the consequences related to Fundão dam failure. On April 23, 2019, the Federal Court from the 1st Region (“TRF 1”) granted a writ of Habeas Corpus to dismiss the criminal charges of homicide and physical injuries committed by oblique intent held against one of the defendants on the criminal action. At the same time, the Court extended the writ’s issuance to all other defendants on the case as the criminal information does not describe the crimes of homicide and physical injury, but the crime of flooding qualified by the result of death and physical injury as a consequence of the Fundão dam’s failure. Therefore, the Court dismissed the homicide and physical injuries charges held against all defendants.

Currently, the progress of the criminal action is on hold due to the judgment of Habeas Corpus, with no decision.

After acknowledging the Court’s decisions, the Ponte Nova Court changed the process, withdrawing the case from the grand jury and putting it in the ordinary processing. In the same opportunity, the judge ruled to determine the parties to manifest themselves about this process alteration and, after the Federal Prosecution and the defenses presented their petitions, the judge withdrew the charges against Vale and BHP executives and the accusation withheld for trial for the two companies together with Samarco and its representatives. The accusation of crimes committed against the Environmental Public Administration by Vale and one of its executives also remained unaltered. Additionally, the judge determined precatory letters to be sent to collect the defense witnesses testimonies and opened a 60 day term for the defenses to present a list of questions to be put together with the international cooperation for the testimony of the accusation witnesses residing in Canada.

In March 2020, the Lower Court at Ponte Nova scheduled hearings to take place in April and May, 2020, to take depositions of those defense witnesses who were able to attend it, but due to the new coronavirus pandemic, all hearings in the country which were previously scheduled to take place in April have been cancelled by an express determination from the National Justice Council. Vale is currently waiting for confirmation from the Courts whether hearings previously scheduled to take place in the next months will be maintained or not.

In July 2020, the Federal Court of the 1st Region denied an appeal presented by Vale and rejected the claim to recognize the state of limitation to keep the company within the criminal process.

(v) Tax proceedings

In 2018, the Office of the Attorney General for the National Treasury (PGFN) requested a judicial order to secure the payment of alleged federal tax and social security debts regarding Samarco. In May 2019, a favorable decision was issued dismissing the claim without prejudice, due to lack of procedural interest. The PGFN filed an appeal to the Local Court. The Company is waiting for the Court ruling.

e) Contingent Assets

(i) Compulsory loan

In 2015, the Company requested for the enforcement of the judicial decision in the amount of US$96 (R$524 million) related to a favorable unappealable decision which partially recognized its right to refund the differences of monetary adjustments and interests due over to the third convertible bonds issued by Eletrobrás shares in the period within 1987 to 1993. In November 2019, the Company requested for the payment of the amount recognized by Eletrobrás as due and such requirement was granted by the court. In June 2020, Eletrobrás made a deposit of US$55  (R$301 million), accordingly, the Company recognized an asset of such amount in these interim financial statements. The remaining amount is still under assessment and so, the Company did not recognize the asset in these interim financial statements.

(ii) ICMS included in PIS and COFINS tax base

Vale had been discussing the issue regarding the exclusion of ICMS in PIS and COFINS tax basis in two judicial proceedings, related to taxable events after December 2001. In one of the proceedings, the company has obtained a definitive favorable decision (res judicata). In the second proceeding the current decision is also favorable to the Company, but this proceeding did not reach the res judicata. Vale is waiting for a final decision on the leading that will be issued by Supreme Court in order to calculate the amount to be refunded arising from both proceedings. The Company did not record an asset in these interim financial statements.

(iii) Arbitral award related to Simandou

In 2010, Vale acquired a 51% stake in VBG - Vale BSGR Limited ("VBG") (formerly BSG Resources (Guinea) Limited), which had iron ore concession rights in Simandou South ("Zogota") and iron ore exploration permits over the areas known as Simandou Blocks 1 & 2 in Guinea. In 2014, the Republic of Guinea revoked those rights after a finding that BSGR had obtained them through bribery of Guinean government officials. The Republic of Guinea did not make any finding of any involvement or responsibility on Vale’s part.

Vale commenced arbitration proceedings against BSG Resources Limited (“BSGR”) in April 2014, and in April 2019, the arbitral tribunal in London ruled in Vale’s favor and ordered BSGR to pay to Vale the amount of US$1.2 billion plus costs and interest (with interest and costs, the award exceeds US$2.0 billion).  The arbitral tribunal ruled that BSGR had defrauded Vale by inducing Vale to enter into the joint venture. On September 20, 2019, the English High Court ruled that Vale can proceed with enforcement of its US$2.0 billion arbitration award.

BSGR went into administration in March 2018, and Vale has commenced legal proceedings against BSGR before courts in London, England and in the United States District Court for the Southern District of New York to enforce the arbitral award against BSGR.

BSGR challenged the award before the English High Court, and its challenge was dismissed on November 29, 2019. BSGR has also applied to the United States Bankruptcy Court to have its administration recognized in the United States.

On December 3, 2019, Vale and two of its affiliates filed new litigation proceedings in the English High Court, claiming damages of approximately US$1.85 billion, against certain individuals and related parties to BSGR.

Vale intends to pursue the enforcement of the award and collection of the amounts due by all legally available means, but since there can be no assurance as to the timing and amount of any collections, the asset was not recognized in its financial statements.

(iv) Canadian Tax Litigation Matter

Vale Canada Limited (“VCL”) and the Canadian Department of Justice - Canada Revenue Agency signed an agreement regarding a tax litigation matter related to the appropriate tax treatment of certain receipts received and expenditures incurred by VCL in respect of merger and acquisition transactions in 2006. In 2019, the Company recognized an asset in the amount of US$162 (CAD221 million) for the agreed tax refund including interest and recognized in 2020 an additional amount of US$15 (CAD21 million) related to interest.  The total amount has been paid in full to the company.